Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2012
Registrant Name	dei_EntityRegistrantName	GPS Funds I
Central Index Key	dei_EntityCentralIndexKey	0001131042
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 31, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jul. 31, 2012
GuideMark(SM) Large Cap Growth Fund (First Prospectus Summary) | GuideMark(SM) Large Cap Growth Fund | Service Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMLGX
GuideMark(SM) Large Cap Value Fund (First Prospectus Summary) | GuideMark(SM) Large Cap Value Fund | Service Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMLVX
GuideMark(SM) Small/Mid Cap Core Fund (First Prospectus Summary) | GuideMark(SM) Small/Mid Cap Core Fund | Service Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMSMX
GuideMark(SM) World ex-US Fund (First Prospectus Summary) | GuideMark(SM) World ex-US Fund | Service Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMWEX
GuideMark(SM) Opportunistic Equity Fund (First Prospectus Summary) | GuideMark(SM) Opportunistic Equity Fund | Service Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMOPX
GuideMark(SM) Global Real Return Fund (First Prospectus Summary) | GuideMark(SM) Global Real Return Fund | Service Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMGLX
GuideMark(SM) Core Fixed Income Fund (First Prospectus Summary) | GuideMark(SM) Core Fixed Income Fund | Service Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMCOX
GuideMark(SM) Tax-Exempt Fixed Income Fund (First Prospectus Summary) | GuideMark(SM) Tax-Exempt Fixed Income Fund | Service Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMTEX
Guidepath(SM) Opportunistic Fixed Income Fund (First Prospectus Summary) | Guidepath(SM) Opportunistic Fixed Income Fund | Service Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMIFX
Guidepath(SM) Strategic Asset Allocation Fund (First Prospectus Summary) | Guidepath(SM) Strategic Asset Allocation Fund | Service Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GPSTX
Guidepath(SM) Tactical Constrained(SM) Asset Allocation Fund (First Prospectus Summary) | Guidepath(SM) Tactical Constrained(SM) Asset Allocation Fund | Service Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GPTCX
Guidepath(SM) Unconstrained(SM) Asset Allocation Fund (First Prospectus Summary) | Guidepath(SM) Unconstrained(SM) Asset Allocation Fund | Service Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GPTUX
Guidepath(SM) Absolute Return Asset Allocation Fund (First Prospectus Summary) | Guidepath(SM) Absolute Return Asset Allocation Fund | Service Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GPAMX
Guidepath(SM) Multi-Asset Income Asset Allocation Fund (First Prospectus Summary) | Guidepath(SM) Multi-Asset Income Asset Allocation Fund | Service Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GPMIX
Guidepath(SM) Fixed Income Allocation Fund (First Prospectus Summary) | Guidepath(SM) Fixed Income Allocation Fund | Service Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GPIFX
Guidepath(SM) Altegris(R) Multi-Strategy Alternative Allocation Fund (First Prospectus Summary) | Guidepath(SM) Altegris(R) Multi-Strategy Alternative Allocation Fund | Service Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GPAMX
GuideMark(SM) Large Cap Growth Fund (Second Prospectus Summary) | GuideMark(SM) Large Cap Growth Fund | Service Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMLGX
GuideMark(SM) Large Cap Growth Fund (Second Prospectus Summary) | GuideMark(SM) Large Cap Growth Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GILGX
GuideMark(SM) Large Cap Value Fund (Second Prospectus Summary) | GuideMark(SM) Large Cap Value Fund | Service Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMLVX
GuideMark(SM) Large Cap Value Fund (Second Prospectus Summary) | GuideMark(SM) Large Cap Value Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GILVX
GuideMark(SM) Small/Mid Cap Core Fund (Second Prospectus Summary) | GuideMark(SM) Small/Mid Cap Core Fund | Service Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMSMX
GuideMark(SM) Small/Mid Cap Core Fund (Second Prospectus Summary) | GuideMark(SM) Small/Mid Cap Core Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GISMX
GuideMark(SM) World ex-US Fund (Second Prospectus Summary) | GuideMark(SM) World ex-US Fund | Service Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMWEX
GuideMark(SM) World ex-US Fund (Second Prospectus Summary) | GuideMark(SM) World ex-US Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIWEX
GuideMark(SM) Opportunistic Equity Fund (Second Prospectus Summary) | GuideMark(SM) Opportunistic Equity Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIOEX
GuideMark(SM) Global Real Return Fund (Second Prospectus Summary) | GuideMark(SM) Global Real Return Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIGLX
GuideMark(SM) Core Fixed Income Fund (Second Prospectus Summary) | GuideMark(SM) Core Fixed Income Fund | Service Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMCOX
GuideMark(SM) Core Fixed Income Fund (Second Prospectus Summary) | GuideMark(SM) Core Fixed Income Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GICFX
GuideMark(SM) Tax-Exempt Fixed Income Fund (Second Prospectus Summary) | GuideMark(SM) Tax-Exempt Fixed Income Fund | Service Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMTEX
GuideMark(SM) Tax-Exempt Fixed Income Fund (Second Prospectus Summary) | GuideMark(SM) Tax-Exempt Fixed Income Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GITFX
Guidepath(SM) Opportunistic Fixed Income Fund (Second Prospectus Summary) | Guidepath(SM) Opportunistic Fixed Income Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIOFX
Guidepath(SM) Strategic Asset Allocation Fund (Second Prospectus Summary) | Guidepath(SM) Strategic Asset Allocation Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GISRX
Guidepath(SM) Tactical Constrained(SM) Asset Allocation Fund (Second Prospectus Summary) | Guidepath(SM) Tactical Constrained(SM) Asset Allocation Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GITTX
Guidepath(SM) Unconstrained(SM) Asset Allocation Fund (Second Prospectus Summary) | Guidepath(SM) Unconstrained(SM) Asset Allocation Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GITUX
Guidepath(SM) Absolute Return Asset Allocation Fund (Second Prospectus Summary) | Guidepath(SM) Absolute Return Asset Allocation Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIARX
Guidepath(SM) Multi-Asset Income Asset Allocation Fund (Second Prospectus Summary) | Guidepath(SM) Multi-Asset Income Asset Allocation Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIMTX
Guidepath(SM) Fixed Income Allocation Fund (Second Prospectus Summary) | Guidepath(SM) Fixed Income Allocation Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIXFX
Guidepath(SM) Altegris(R) Multi-Strategy Alternative Allocation Fund (Second Prospectus Summary) | Guidepath(SM) Altegris(R) Multi-Strategy Alternative Allocation Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIAMX